Subsequent event	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent event

15. Subsequent event

On November 26, 2025, shareholders of the Company approved a share consolidation of every issued and unissued Class A Ordinary Shares and Class B Ordinary Shares at a ratio of not less than one (1)-for-two (2) and not more than one (1)-for-twenty (20) (the “Range”), with the exact ratio to be set at a whole number within the Range by the board of directors of the Company (the “Board”) in its sole discretion and the effective date of such share consolidation (the “Effective Date”) to be determined by the Board in its sole discretion, but in no event shall the Effective Date occur later than August 27, 2026.

On June 23, 2026, the Board approved a share consolidation at a ratio of one (1) for thirteen (13) in respect of all of the Company’s authorized and issued and outstanding shares (the “Share Consolidation”), in particular, every thirteen (13) issued and unissued class A ordinary shares of par value US$0.0001 each will be consolidated into one (1) class A ordinary share of par value US$0.0013 each and every thirteen (13) issued and unissued class B ordinary shares of par value US$0.0001 each will be consolidated into one (1) class B ordinary share of par value US$0.0013 each. The objective of the Share Consolidation is to enable the Company to regain compliance with Nasdaq Marketplace Rule 5550(a)(2) and maintain its listing on the Nasdaq Capital Market.

Beginning with the opening of trading on July 20, 2026, the Class B Ordinary Shares have begun trading on a post-Share Consolidation basis on the Nasdaq Capital Market under the same symbol “BANL” but under a new CUSIP number of G1991X133.